Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Schedule of preliminary fair values of the identifiable assets acquired and liabilities acquired

The preliminary fair values of the identifiable assets acquired and liabilities assumed as of each acquisition date were:

Assets	iClinic	Medicinae	Medical Harbour	Cliquefarma	Shosp	Unifipmoc	Unigranrio	RXPRO
Cash and cash and equivalents	1,659	201	47	1,009	397	6,140	34,755	91
Restrict cash	6,050	-	-	-	-	-	-	-
Trade receivables	1,201	-	159	501	-	34,309	26,622	1,211
Inventories	-	-	-	-	-	-	352	246
Recoverable taxes	72	15	-	-	1	1,295	738	112
Other assets	20	-	2	-	-	702	12,159	366
Right-of-use assets	88	-	-	-	-	52,079	87,265	82
Property and equipment	473	17	34	-	5	24,277	40,775	42
Indemnification assets	1,252	-	-	-	-	7,331	71,669	-
Intangible assets	84,987	4,518	7,359	14,991	4,856	227,534	510,356	6,330
	95,802	4,751	7,601	16,501	5,259	353,667	784,691	8,480
Liabilities
Trade payables	619	-	6	8	1	985	6,197	1,060
Loans and financing	-	-	299	580	-	30,179	5,533	-
Labor and social obligations	1,414	159	4	102	89	5,306	22,854	62
Taxes and contributions payable	77	4	1	307	123	758	94,025	100
Provision for legal proceedings	1,252	-	-	-	-	7,331	71,669	-
Leases liabilities	88	-	-	-	-	52,079	87,265	82
Advances from customers	400	-	35	3	167	10,745	3,387	-
Other liabilities	-	-	-	-	-	5,739	4,878	-
	3,850	163	345	1,000	380	113,122	295,808	1,304
Total identifiable net assets at fair value	91,952	4,588	7,256	15,501	4,879	240,545	488,883	7,176

Preliminary goodwill arising on acquisition	99,168	4,584	4,022	6,588	3,022	87,777	130,073	38,446
Purchase consideration transferred	191,120	9,172	11,278	22,089	7,901	328,322	618,956	45,622
Cash paid	119,620	5,600	5,000	16,166	5,855	328,322	375,670	30,263
Contingent consideration	-	3,572	6,278	2,923	1,592	(*)-	(**)-	10,171
Consideration to be transferred	-	-	-	-	454	-	243,286	76
Paid in shares	71,500	-	-	3,000	-	-	-	5,112
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	856	117	144	336	188	177	10,990	264
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	117,961	5,399	4,953	15,157	5,458	322,182	340,915	30,172
Net of cash flow on acquisition	118,817	5,516	5,097	15,493	5,646	322,359	351,905	30,436
*	There are 40 additional seats still pending approval, which, if approved by the Ministry of Education, will result in a potential additional payment of up to R$ 50,000.
**	There are 82 additional seats still pending approval which, if approved by MEC, will result in a potential additional payment of up to R$90,200.

The fair values of the identifiable assets acquired and liabilities assumed as of each acquisition date were:

The fair values of the identifiable assets acquired and liabilities assumed as of each acquisition date were:

	UniRedentor*	UniSL**	PEBMED	FESAR	MedPhone	FCMPB
Assets
Cash and cash and equivalents	11,796	3,245	1,119	4,236	60	100
Trade receivables	4,800	21,567	7,984	-	-	8,148
Inventories	-	467	-	-	-	-
Recoverable taxes	3	822	-	-	-	-
Other assets	2,486	7,251	161	42	9	123
Indemnification assets	710	12,645	12,350	6,871	-	-
Right-of-use assets	10,265	42,062	865	-	-	23,663
Property and equipment	4,207	19,144	391	23,176	-	962
Intangible assets	142,399	314,097	60,372	167,106	3,727	264,782
	176,666	421,300	83,242	201,431	3,796	297,778
Liabilities
Trade payables	746	3,554	9,024	143	-	173
Loans and financing	16,187	58,541	-	1,087	-	-
Lease liabilities	10,265	42,062	865	-	-	23,663
Labor and social obligations	4,471	8,070	1,786	1,801	-	3,832
Taxes payable	850	5,779	1,210	29	2	5
Provision for legal proceedings	710	12,645	12,350	6,871	-	-
Advances from customers	10,994	6,084	9,312	759	-	1,781
Notes payable	-	80,526	-	-	-	-
Other liabilities	-	14,754	-	-	228	-
	44,223	232,015	34,547	10,690	230	29,454
Total identifiable net assets at fair value	132,443	189,285	48,695	190,741	3,566	268,324
Goodwill arising on acquisition	77,662	4,420	84,175	71,664	2,843	110,483
Purchase consideration transferred	210,105	193,705	132,870	262,405	6,409	378,807
Cash paid	114,607	141,065	115,339	260,836	6,373	189,913
Payable in installments	95,498	52,640	-	1,569	36	188,894
Paid in Afya Brazil’s shares	-	-	17,531	-	-	-
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)	1,380	1,666	613	2,047	158	721
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)	102,811	137,820	114,220	256,600	6,313	189,813
Net of cash flow on acquisition	104,191	139,486	114,833	258,647	6,471	190,534

*	During the measurement period, the goodwill for the acquisition of UniRedentor was adjusted to R$77,662 as a result of an increase of intangible assets to R$142,399 and a purchase price consideration adjustment of R$ 4,503.

**	During the measurement period, the goodwill for the acquisition of UniSL was adjusted to R$4,420 as a result of (i) a purchase consideration decrease of R$7,816 and (ii) adjustments increasing intangible assets to R$ 314,097 and a decrease in property and equipment of R$7.

I Clinic [Member]
IfrsStatementLineItems [Line Items]
The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of UniSL

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Schedule of acquisition of FESAR

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Harbour [Member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of PEBMED

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Shosp [Member]
IfrsStatementLineItems [Line Items]
The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

U N I F I P Moc [Member]
IfrsStatementLineItems [Line Items]
The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

U N I G R A N [Member]
IfrsStatementLineItems [Line Items]
The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

P X P R O [Member]
IfrsStatementLineItems [Line Items]
The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Uni Redentor [Member]
IfrsStatementLineItems [Line Items]
The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Uni S L [Member]
IfrsStatementLineItems [Line Items]
The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

P E B M E D [Member]
IfrsStatementLineItems [Line Items]
The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Faculdade de Ensino Superior da Amazonia Reunida ("FESAR") [member]
IfrsStatementLineItems [Line Items]
The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

MedPhone Tecnologia em Saude Ltda ("MedPhone") [member]
IfrsStatementLineItems [Line Items]
The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

F C M P B [Member]
IfrsStatementLineItems [Line Items]
The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.